Income Taxes (Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income Tax Disclosure [Abstract]
Tax at statutory federal rate	$ (2,613)	$ (1,582)	$ 2,800
State tax- net of federal benefit	230	248	280
Stock compensation and other permanent items	2,710	1,241	(1,379)
Change in valuation allowance	1,017	1,128	(1,340)
R&D credit	(382)	(425)	0
Alternative minimum tax	(353)	163	243
Foreign rate differential	130	14	404
Other	5	15	3
Provision for income taxes	$ 744	$ 802	$ 1,011